Schedule of Investments (unaudited) September 30, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Airbus SE	137,631	$11,863,842
BAE Systems PLC	1,896,215	16,660,943
L3Harris Technologies, Inc.(a)	77,870	16,183,722

		44,708,507

Auto Components — 0.5%
Lear Corp.(a)	67,861	8,122,283

Automobiles — 2.3%
General Motors Co.(a)(b)	1,130,382	36,273,958

Banks(a) — 11.3%
Bank of America Corp.	576,441	17,408,518
Citigroup, Inc.(b)	1,024,693	42,698,957
First Citizens BancShares, Inc., Class A	40,862	32,584,585
JPMorgan Chase & Co.	315,528	32,972,676
Wells Fargo & Co.(b)	1,287,552	51,785,342

		177,450,078

Beverages — 1.1%
Constellation Brands, Inc., Class A(a)	75,339	17,303,861

Capital Markets(a) — 1.3%
Charles Schwab Corp.	125,035	8,986,266
Raymond James Financial, Inc.	112,109	11,078,611

		20,064,877

Chemicals — 1.1%
PPG Industries, Inc.(a)	156,624	17,336,710

Communications Equipment — 2.3%
Cisco Systems, Inc.(a)	887,304	35,492,160

Consumer Finance — 0.5%
Capital One Financial Corp.(a)	91,389	8,423,324

Containers & Packaging — 0.9%
Sealed Air Corp.(a)	319,545	14,222,948

Diversified Financial Services(a) — 1.2%
Apollo Global Management, Inc.	287,854	13,385,211
Equitable Holdings, Inc.	236,746	6,238,257

		19,623,468

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.(a)(b)	684,013	25,971,974

Electric Utilities(a) — 1.2%
American Electric Power Co., Inc.	130,469	11,279,045
Edison International	143,049	8,093,712

		19,372,757

Entertainment — 0.7%
Activision Blizzard, Inc.	144,704	10,757,295

Food & Staples Retailing — 1.5%
Walmart, Inc.(a)	176,950	22,950,415

Food Products(a) — 0.8%
Kraft Heinz Co.	234,170	7,809,570
Mondelez International, Inc., Class A	97,339	5,337,097

		13,146,667

Health Care Equipment & Supplies — 6.4%
Alcon, Inc.	59,955	3,482,512
Baxter International, Inc.	156,615	8,435,284
Dentsply Sirona, Inc.(a)	47,114	1,335,682

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Koninklijke Philips NV	1,125,990	$17,336,297
Medtronic PLC(a)	523,414	42,265,681
Zimmer Biomet Holdings, Inc.(a)	262,975	27,494,036

		100,349,492

Health Care Providers & Services(a) — 9.2%
AmerisourceBergen Corp.	60,866	8,236,996
Cardinal Health, Inc.	298,830	19,925,984
Cigna Corp.	96,544	26,788,064
Elevance Health, Inc.	63,368	28,784,280
Humana, Inc.	57,958	28,120,642
Laboratory Corp. of America Holdings(b)	154,475	31,638,025

		143,493,991

Household Durables — 1.7%
Newell Brands, Inc.(a)	868,961	12,069,868
Panasonic Holdings Corp.	1,969,100	13,827,097

		25,896,965

Industrial Conglomerates — 0.8%
Siemens AG, Registered Shares	129,502	12,657,894

Insurance — 6.6%
Allstate Corp.(a)	68,733	8,559,320
American International Group, Inc.(a)	732,254	34,767,420
Fidelity National Financial, Inc.(a)	515,981	18,678,512
Prudential PLC	1,012,288	9,907,904
Willis Towers Watson PLC(a)	153,685	30,881,464

		102,794,620

IT Services(a) — 7.1%
Cognizant Technology Solutions Corp., Class A	653,141	37,516,419
Fidelity National Information Services, Inc.	422,302	31,913,362
SS&C Technologies Holdings, Inc.	556,386	26,567,431
Visa, Inc., Class A	83,078	14,758,807

		110,756,019

Machinery — 1.3%
Fortive Corp.	81,170	4,732,211
Komatsu Ltd.	833,800	15,182,082

		19,914,293

Media(a) — 2.9%
Comcast Corp., Class A	972,187	28,514,245
Fox Corp., Class A	569,037	17,458,055

		45,972,300

Multiline Retail — 1.1%
Dollar General Corp.(a)	72,026	17,276,156

Multi-Utilities(a) — 2.4%
Public Service Enterprise Group, Inc.	356,076	20,022,154
Sempra Energy	113,781	17,060,323

		37,082,477

Oil, Gas & Consumable Fuels — 8.9%
BP PLC, ADR	8,946,829	42,751,403
ConocoPhillips(a)	184,034	18,834,040
Enterprise Products Partners LP(a)	1,644,702	39,111,013
EQT Corp.(a)	380,813	15,518,130
Hess Corp.(a)	103,276	11,256,051
Shell PLC	464,690	11,527,997

		138,998,634

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 2.0%
Unilever PLC, ADR(a)	723,046	$31,698,337

Pharmaceuticals — 5.7%
AstraZeneca PLC	267,005	29,351,705
Bayer AG, Registered Shares	518,366	23,883,458
Novo Nordisk A/S, ADR(a)	87,900	8,757,477
Sanofi	369,251	28,117,163

		90,109,803

Professional Services(a) — 1.6%
Leidos Holdings, Inc.	209,589	18,332,750
Robert Half International, Inc.	88,210	6,748,065

		25,080,815

Road & Rail — 0.4%
Union Pacific Corp.(a)	32,021	6,238,331

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.(a)	57,723	8,043,123

Software — 1.3%
Microsoft Corp.(a)	85,822	19,987,944

Specialty Retail — 1.5%
Ross Stores, Inc.(a)	278,625	23,479,729

Technology Hardware, Storage & Peripherals — 1.2%
Samsung Electronics Co. Ltd., GDR, Registered Shares(c)	21,554	19,595,881

Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.(a)	129,563	11,003,786

Tobacco — 1.0%
Altria Group, Inc.(a)	383,570	15,488,557

Security	Shares	Value

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	239,058	$9,208,583

Total Long-Term Investments — 96.2% (Cost: $1,504,938,068)		1,506,349,012

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(d)(e)	63,898,521	63,898,521

Total Short-Term Securities — 4.1% (Cost: $63,898,521)		63,898,521

Total Investments Before Options Written — 100.3% (Cost: $1,568,836,589)		1,570,247,533

Options Written — (0.5)% (Premiums Received: $(22,418,189))		(6,451,084)

Total Investments, Net of Options Written — 99.8% (Cost: $1,546,418,400)		1,563,796,449

Other Assets Less Liabilities — 0.2%		2,575,100

Net Assets — 100.0%		$1,566,371,549

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$62,262,015	$1,636,506	(a)	$—	$—	$—	$63,898,521	63,898,521	$518,871		$—

SL Liquidity Series, LLC, Money Market Series	—	0	(a)	—	—	—	—	—	10	(b)	—

					$—	$—	$63,898,521		$518,881		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SS&C Technologies Holdings, Inc.	374	10/03/22	USD	62.50	USD	1,786	$—
American International Group, Inc.	1,177	10/07/22	USD	54.00	USD	5,588	(88,275)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Analog Devices, Inc.	83	10/07/22	USD	160.00	USD	1,157	$(415)
Apollo Global Management, Inc.	489	10/07/22	USD	59.00	USD	2,274	(4,890)
Capital One Financial Corp.	202	10/07/22	USD	111.00	USD	1,862	(3,030)
Citigroup, Inc.	1,467	10/07/22	USD	52.00	USD	6,113	(2,201)
Comcast Corp., Class A	1,618	10/07/22	USD	38.00	USD	4,746	(1,618)
ConocoPhillips	71	10/07/22	USD	114.00	USD	727	(923)
Elevance Health, Inc.	101	10/07/22	USD	495.00	USD	4,588	(7,575)
Enterprise Products Partners LP	2,487	10/07/22	USD	27.00	USD	5,914	(14,922)
EQT Corp.	1,205	10/07/22	USD	50.00	USD	4,910	(18,075)
General Motors Co.	310	10/07/22	USD	43.00	USD	995	(310)
Humana, Inc.	100	10/07/22	USD	500.00	USD	4,852	(39,500)
JPMorgan Chase & Co.	385	10/07/22	USD	120.00	USD	4,023	(578)
Medtronic PLC	677	10/07/22	USD	89.00	USD	5,467	(4,062)
Microsoft Corp.	137	10/07/22	USD	265.00	USD	3,191	(617)
Mondelez International, Inc., Class A	272	10/07/22	USD	64.00	USD	1,491	(5,440)
Rogers Communications, Inc., Class B	1,206	10/07/22	CAD	55.00	CAD	6,417	(16,152)
Ross Stores, Inc.	135	10/07/22	USD	88.00	USD	1,138	(10,125)
Verizon Communications, Inc.	584	10/07/22	USD	44.00	USD	2,217	(1,168)
Wells Fargo & Co.	906	10/07/22	USD	45.00	USD	3,644	(2,718)
Wells Fargo & Co.	906	10/07/22	USD	46.00	USD	3,644	(2,718)
Altria Group, Inc.	705	10/14/22	USD	45.00	USD	2,847	(3,173)
American International Group, Inc.	143	10/14/22	USD	56.00	USD	679	(10,725)
Apollo Global Management, Inc.	309	10/14/22	USD	59.00	USD	1,437	(6,180)
Bank of America Corp.	542	10/14/22	USD	36.00	USD	1,637	(1,355)
Cisco Systems, Inc.	963	10/14/22	USD	45.00	USD	3,852	(2,889)
Citigroup, Inc.	557	10/14/22	USD	51.00	USD	2,321	(1,671)
Comcast Corp., Class A	1,486	10/14/22	USD	36.00	USD	4,358	(2,972)
ConocoPhillips	153	10/14/22	USD	107.00	USD	1,566	(30,982)
Dollar General Corp.	201	10/14/22	USD	255.00	USD	4,821	(18,090)
Elevance Health, Inc.	120	10/14/22	USD	490.00	USD	5,451	(43,200)
EQT Corp.	1,138	10/14/22	USD	48.00	USD	4,637	(31,295)
Fox Corp., Class A	1,583	10/14/22	USD	35.00	USD	4,857	(31,660)
General Motors Co.	1,287	10/14/22	USD	43.00	USD	4,130	(2,574)
JPMorgan Chase & Co.	906	10/14/22	USD	118.00	USD	9,468	(13,137)
Kraft Heinz Co.	312	10/14/22	USD	38.00	USD	1,041	(624)
PPG Industries, Inc.	242	10/14/22	USD	133.00	USD	2,679	(6,050)
Verizon Communications, Inc.	1,014	10/14/22	USD	42.00	USD	3,850	(2,535)
Visa, Inc., Class A	48	10/14/22	USD	213.00	USD	853	(61)
Wells Fargo & Co.	145	10/14/22	USD	45.00	USD	583	(2,030)
Allstate Corp.	229	10/21/22	USD	135.00	USD	2,852	(14,885)
American Electric Power Co., Inc.	360	10/21/22	USD	106.13	USD	3,112	(912)
American International Group, Inc.	811	10/21/22	USD	55.00	USD	3,851	(10,137)
AmerisourceBergen Corp.	77	10/21/22	USD	145.00	USD	1,042	(4,428)
Analog Devices, Inc.	40	10/21/22	USD	160.00	USD	557	(900)
Capital One Financial Corp.	202	10/21/22	USD	115.00	USD	1,862	(3,030)
Charles Schwab Corp.	540	10/21/22	USD	75.00	USD	3,881	(88,020)
Cigna Corp.	69	10/21/22	USD	290.00	USD	1,915	(19,492)
Cisco Systems, Inc.	1,421	10/21/22	USD	48.75	USD	5,684	(1,873)
Citigroup, Inc.	788	10/21/22	USD	55.00	USD	3,284	(1,970)
Cognizant Technology Solutions Corp., Class A	1,136	10/21/22	USD	72.50	USD	6,525	(56,800)
Cognizant Technology Solutions Corp., Class A	373	10/21/22	USD	67.50	USD	2,143	(6,528)
Comcast Corp., Class A	445	10/21/22	USD	37.50	USD	1,305	(1,558)
Constellation Brands, Inc., Class A	169	10/21/22	USD	255.00	USD	3,882	(13,097)
Edison International	291	10/21/22	USD	71.00	USD	1,646	(557)
Elevance Health, Inc.	97	10/21/22	USD	510.00	USD	4,406	(8,245)
Enterprise Products Partners LP	2,035	10/21/22	USD	27.00	USD	4,839	(6,105)
EQT Corp.	201	10/21/22	USD	55.00	USD	819	(1,508)
EQT Corp.	603	10/21/22	USD	50.00	USD	2,457	(16,582)
Equitable Holdings, Inc.	866	10/21/22	USD	32.70	USD	2,282	(1,923)
Fidelity National Financial, Inc.	1,418	10/21/22	USD	41.96	USD	5,133	(4,850)
Fidelity National Information Services, Inc.	797	10/21/22	USD	105.00	USD	6,023	(19,925)
First Citizens BancShares, Inc., Class A	116	10/21/22	USD	830.00	USD	9,250	(152,540)

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
First Citizens BancShares, Inc., Class A	129	10/21/22	USD	847.00	USD	10,287	$(112,399)
Fox Corp., Class A	1,358	10/21/22	USD	37.00	USD	4,166	(6,790)
Fox Corp., Class A	188	10/21/22	USD	38.00	USD	577	(1,880)
General Motors Co.	991	10/21/22	USD	39.00	USD	3,180	(7,432)
Hess Corp.	204	10/21/22	USD	120.00	USD	2,223	(35,190)
Humana, Inc.	159	10/21/22	USD	510.00	USD	7,715	(89,040)
L3Harris Technologies, Inc.	214	10/21/22	USD	250.00	USD	4,448	(9,095)
L3Harris Technologies, Inc.	214	10/21/22	USD	240.00	USD	4,448	(9,095)
Lear Corp.	164	10/21/22	USD	150.00	USD	1,963	(12,300)
Leidos Holdings, Inc.	474	10/21/22	USD	105.00	USD	4,146	(11,850)
Medtronic PLC	816	10/21/22	USD	92.50	USD	6,589	(4,488)
Newell Brands, Inc.	2,187	10/21/22	USD	21.71	USD	3,038	(15)
Newell Brands, Inc.	2,012	10/21/22	USD	18.00	USD	2,795	(20,120)
Novo Nordisk A/S, ADR	241	10/21/22	USD	110.00	USD	2,401	(7,832)
Public Service Enterprise Group, Inc.	944	10/21/22	USD	65.40	USD	5,308	(1,101)
Ralph Lauren Corp.	404	10/21/22	USD	105.00	USD	3,431	(8,080)
Raymond James Financial, Inc.	486	10/21/22	USD	109.00	USD	4,803	(22,874)
Robert Half International, Inc.	242	10/21/22	USD	85.00	USD	1,851	(61,105)
Rogers Communications, Inc., Class B	108	10/21/22	CAD	60.00	CAD	575	(625)
Sealed Air Corp.	500	10/21/22	USD	60.00	USD	2,226	(20,000)
Sempra Energy	401	10/21/22	USD	170.00	USD	6,013	(9,022)
SS&C Technologies Holdings, Inc.	969	10/21/22	USD	65.00	USD	4,627	(48,450)
Unilever PLC, ADR	1,486	10/21/22	USD	49.35	USD	6,515	(5,463)
Verizon Communications, Inc.	819	10/21/22	USD	45.00	USD	3,110	(1,638)
Visa, Inc., Class A	48	10/21/22	USD	220.00	USD	853	(360)
Visa, Inc., Class A	51	10/21/22	USD	210.00	USD	906	(408)
Walmart, Inc.	587	10/21/22	USD	140.00	USD	7,613	(22,893)
Willis Towers Watson PLC	249	10/21/22	USD	210.00	USD	5,003	(53,535)
Zimmer Biomet Holdings, Inc.	412	10/21/22	USD	120.00	USD	4,307	(9,270)
Altria Group, Inc.	704	10/28/22	USD	44.00	USD	2,843	(15,488)
American International Group, Inc.	400	10/28/22	USD	56.00	USD	1,899	(5,000)
Analog Devices, Inc.	40	10/28/22	USD	155.00	USD	557	(4,000)
Apollo Global Management, Inc.	546	10/28/22	USD	55.00	USD	2,539	(15,015)
Bank of America Corp.	1,037	10/28/22	USD	36.00	USD	3,132	(7,259)
Cardinal Health, Inc.	720	10/28/22	USD	68.00	USD	4,801	(120,600)
Cigna Corp.	106	10/28/22	USD	290.00	USD	2,941	(42,400)
Cisco Systems, Inc.	585	10/28/22	USD	45.00	USD	2,340	(4,973)
Comcast Corp., Class A	788	10/28/22	USD	35.00	USD	2,311	(9,456)
ConocoPhillips	276	10/28/22	USD	116.00	USD	2,825	(33,396)
ConocoPhillips	512	10/28/22	USD	111.00	USD	5,240	(114,688)
Constellation Brands, Inc., Class A	48	10/28/22	USD	240.00	USD	1,102	(18,960)
Dollar General Corp.	119	10/28/22	USD	250.00	USD	2,854	(44,625)
Enterprise Products Partners LP	2,487	10/28/22	USD	26.50	USD	5,914	(19,896)
General Motors Co.	992	10/28/22	USD	40.00	USD	3,183	(12,400)
Hess Corp.	55	10/28/22	USD	115.00	USD	599	(22,275)
Humana, Inc.	59	10/28/22	USD	505.00	USD	2,863	(57,820)
JPMorgan Chase & Co.	356	10/28/22	USD	117.00	USD	3,720	(20,114)
Medtronic PLC	336	10/28/22	USD	90.00	USD	2,713	(8,736)
Microsoft Corp.	189	10/28/22	USD	255.00	USD	4,402	(56,038)
PPG Industries, Inc.	242	10/28/22	USD	120.00	USD	2,679	(43,560)
Ross Stores, Inc.	468	10/28/22	USD	88.00	USD	3,944	(108,810)
Union Pacific Corp.	220	10/28/22	USD	225.00	USD	4,286	(7,150)
Verizon Communications, Inc.	194	10/28/22	USD	41.00	USD	737	(3,298)
Visa, Inc., Class A	133	10/28/22	USD	205.00	USD	2,363	(5,719)
Walmart, Inc.	386	10/28/22	USD	137.00	USD	5,006	(47,092)
Cisco Systems, Inc.	584	11/01/22	USD	47.25	USD	2,336	(3,545)
Enterprise Products Partners LP	2,036	11/01/22	USD	27.00	USD	4,842	(17,019)
Public Service Enterprise Group, Inc.	412	11/01/22	USD	67.90	USD	2,317	(533)
Altria Group, Inc.	700	11/04/22	USD	43.00	USD	2,827	(35,000)
American International Group, Inc.	1,119	11/04/22	USD	54.00	USD	5,313	(53,152)
Analog Devices, Inc.	77	11/04/22	USD	150.00	USD	1,073	(19,866)
Apollo Global Management, Inc.	239	11/04/22	USD	53.00	USD	1,111	(18,522)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Bank of America Corp.	1,591	11/04/22	USD	34.00	USD	4,805	$(50,912)
Capital One Financial Corp.	98	11/04/22	USD	101.00	USD	903	(21,560)
Cardinal Health, Inc.	1,222	11/04/22	USD	69.00	USD	8,148	(238,290)
Cigna Corp.	177	11/04/22	USD	295.00	USD	4,911	(83,190)
Citigroup, Inc.	1,286	11/04/22	USD	46.00	USD	5,359	(81,661)
Comcast Corp., Class A	1,010	11/04/22	USD	33.00	USD	2,962	(35,855)
Dollar General Corp.	76	11/04/22	USD	250.00	USD	1,823	(35,340)
Hess Corp.	309	11/04/22	USD	117.00	USD	3,368	(129,780)
JPMorgan Chase & Co.	88	11/04/22	USD	113.00	USD	920	(13,508)
Kraft Heinz Co.	488	11/04/22	USD	35.00	USD	1,627	(31,964)
Medtronic PLC	1,049	11/04/22	USD	84.00	USD	8,471	(178,330)
Microsoft Corp.	73	11/04/22	USD	250.00	USD	1,700	(34,310)
Mondelez International, Inc., Class A	263	11/04/22	USD	58.00	USD	1,442	(20,514)
PPG Industries, Inc.	142	11/04/22	USD	122.00	USD	1,572	(24,140)
Visa, Inc., Class A	124	11/04/22	USD	190.00	USD	2,203	(39,928)
Wells Fargo & Co.	1,795	11/04/22	USD	43.00	USD	7,219	(172,320)
Leidos Holdings, Inc.	362	11/09/22	USD	93.00	USD	3,166	(55,580)
Fidelity National Financial, Inc.	645	11/10/22	USD	42.40	USD	2,335	(9,801)
American International Group, Inc.	377	11/11/22	USD	51.00	USD	1,790	(47,125)
AmerisourceBergen Corp.	257	11/11/22	USD	141.00	USD	3,478	(77,100)
Charles Schwab Corp.	150	11/11/22	USD	78.00	USD	1,078	(24,300)
Cisco Systems, Inc.	664	11/11/22	USD	43.00	USD	2,656	(31,872)
Constellation Brands, Inc., Class A	197	11/11/22	USD	245.00	USD	4,525	(66,586)
General Motors Co.	942	11/11/22	USD	36.00	USD	3,023	(86,664)
Microsoft Corp.	73	11/11/22	USD	250.00	USD	1,700	(39,967)
SS&C Technologies Holdings, Inc.	523	11/11/22	USD	57.45	USD	2,497	(5,113)
Verizon Communications, Inc.	1,151	11/11/22	USD	40.00	USD	4,370	(63,305)
Edison International	290	11/14/22	USD	68.50	USD	1,641	(11,652)
Allstate Corp.	149	11/18/22	USD	129.50	USD	1,855	(58,378)
American Electric Power Co., Inc.	357	11/18/22	USD	105.00	USD	3,086	(4,463)
Cigna Corp.	178	11/18/22	USD	300.00	USD	4,939	(85,440)
Cognizant Technology Solutions Corp., Class A	1,490	11/18/22	USD	67.75	USD	8,559	(57,627)
Elevance Health, Inc.	98	11/18/22	USD	510.00	USD	4,452	(43,120)
Fidelity National Information Services, Inc.	726	11/18/22	USD	95.00	USD	5,486	(18,150)
Laboratory Corp. of America Holdings	159	11/18/22	USD	250.00	USD	3,256	(20,670)
Laboratory Corp. of America Holdings	381	11/18/22	USD	220.00	USD	7,803	(142,875)
Lear Corp.	209	11/18/22	USD	150.00	USD	2,502	(18,810)
Leidos Holdings, Inc.	316	11/18/22	USD	100.00	USD	2,764	(18,960)
Public Service Enterprise Group, Inc.	602	11/18/22	USD	62.31	USD	3,385	(28,423)
Ralph Lauren Corp.	308	11/18/22	USD	100.50	USD	2,616	(51,388)
Raymond James Financial, Inc.	315	11/18/22	USD	110.00	USD	3,113	(45,675)
Robert Half International, Inc.	243	11/18/22	USD	85.00	USD	1,859	(36,450)
Ross Stores, Inc.	511	11/18/22	USD	95.00	USD	4,306	(93,257)
Sealed Air Corp.	778	11/18/22	USD	54.50	USD	3,463	(20,315)
SS&C Technologies Holdings, Inc.	358	11/18/22	USD	50.00	USD	1,709	(56,385)
Unilever PLC, ADR	2,490	11/18/22	USD	49.00	USD	10,916	(56,025)
Visa, Inc., Class A	52	11/18/22	USD	205.00	USD	924	(6,032)
Wells Fargo & Co.	1,398	11/18/22	USD	47.50	USD	5,623	(41,940)
Willis Towers Watson PLC	322	11/18/22	USD	220.00	USD	6,470	(88,550)
Zimmer Biomet Holdings, Inc.	412	11/18/22	USD	125.00	USD	4,307	(30,900)
Laboratory Corp. of America Holdings	83	12/16/22	USD	220.00	USD	1,700	(53,120)
Willis Towers Watson PLC	274	12/16/22	USD	220.00	USD	5,506	(123,300)

							$(5,372,055)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Newell Brands, Inc.	JPMorgan Chase Bank N.A.	58,000	10/03/22	USD	20.73	USD	806	$—

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
BAE Systems PLC	JPMorgan Chase Bank N.A.	980,000	10/04/22	GBP	8.33	GBP	7,740	$(1,991)
Komatsu Ltd.	BNP Paribas S.A.	193,000	10/04/22	JPY	2,966.53	JPY	503,923	(32)
Koninklijke Philips NV	JPMorgan Chase Bank N.A.	290,000	10/04/22	EUR	20.16	EUR	4,640	—
Panasonic Holdings Corp.	UBS AG	237,800	10/04/22	JPY	1,140.20	JPY	241,248	—
AstraZeneca PLC	Morgan Stanley & Co. International PLC	96,300	10/05/22	GBP	112.70	GBP	9,576	—
Samsung Electronics Co. Ltd., Registered Shares, GDR	Goldman Sachs International	2,000	10/05/22	USD	1,147.96	USD	1,844	—
Cognizant Technology Solutions Corp., Class A	JPMorgan Chase Bank N.A.	59,100	10/11/22	USD	67.00	USD	3,395	(249)
European Aeronautic Defence and Space Company	JPMorgan Chase Bank N.A.	35,600	10/12/22	EUR	111.76	EUR	3,164	(99)
Samsung Electronics Co. Ltd., Registered Shares, GDR	Goldman Sachs International	2,000	10/12/22	USD	1,147.96	USD	1,844	—
Sanofi, ADR	JPMorgan Chase Bank N.A.	69,300	10/12/22	EUR	97.96	EUR	5,433	(23)
Siemens AG, Registered Shares	JPMorgan Chase Bank N.A.	83,800	10/12/22	EUR	111.85	EUR	8,481	(14,254)
Komatsu Ltd.	UBS AG	45,800	10/14/22	JPY	3,001.48	JPY	119,584	(420)
Koninklijke Philips NV	JPMorgan Chase Bank N.A.	192,000	10/14/22	EUR	20.68	EUR	3,072	(286)
Panasonic Holdings Corp.	Societe Generale	348,600	10/14/22	JPY	1,138.21	JPY	353,655	(86)
Prudential PLC	Credit Suisse International	123,000	10/14/22	GBP	10.39	GBP	1,099	(992)
Sanofi, ADR	JPMorgan Chase Bank N.A.	69,300	10/14/22	EUR	97.96	EUR	5,433	(81)
BP PLC, ADR	Goldman Sachs International	1,527,000	10/18/22	GBP	4.78	GBP	6,613	(39,681)
Komatsu Ltd.	UBS AG	183,200	10/18/22	JPY	2,912.35	JPY	478,335	(11,000)
Panasonic Holdings Corp.	UBS AG	336,800	10/18/22	JPY	1,112.26	JPY	341,684	(1,158)
Fortive Corp.	JPMorgan Chase Bank N.A.	44,600	10/26/22	USD	67.95	USD	2,600	(4,419)
Equitable Holdings, Inc.	Barclays Bank PLC	35,600	11/01/22	USD	30.59	USD	938	(4,796)
Equitable Holdings, Inc.	JPMorgan Chase Bank N.A.	8,000	11/01/22	USD	30.47	USD	211	(1,142)
Novo Nordisk A/S, ADR	Bank of America N.A.	24,200	11/01/22	USD	113.46	USD	2,411	(11,196)
Sempra Energy	Citibank N.A.	33,500	11/01/22	USD	176.80	USD	5,023	(3,973)
Bayer AG, Registered Shares	Goldman Sachs International	149,300	11/02/22	EUR	56.44	EUR	7,079	(23,474)
BP PLC, ADR	Royal Bank of Canada	1,666,800	11/02/22	GBP	4.75	GBP	7,219	(113,985)
Koninklijke Philips NV	JPMorgan Chase Bank N.A.	137,200	11/02/22	EUR	18.92	EUR	2,195	(11,412)
Prudential PLC	Goldman Sachs International	281,900	11/02/22	GBP	10.00	GBP	2,520	(29,463)
Zimmer Biomet Holdings, Inc.	Barclays Bank PLC	41,300	11/02/22	USD	118.64	USD	4,318	(26,456)
BAE Systems PLC	Credit Suisse International	63,000	11/04/22	GBP	8.08	GBP	498	(9,344)
European Aeronautic Defence and Space Company	JPMorgan Chase Bank N.A.	40,000	11/04/22	EUR	99.44	EUR	3,556	(31,319)
Komatsu Ltd.	Bank of America N.A.	37,500	11/04/22	JPY	2,964.37	JPY	97,913	(1,558)
Panasonic Holdings Corp.	Bank of America N.A.	159,800	11/04/22	JPY	1,146.36	JPY	162,117	(1,164)
Bayer AG, Registered Shares	Goldman Sachs International	75,900	11/10/22	EUR	53.73	EUR	3,599	(34,816)
Shell PLC, ADR	Morgan Stanley & Co. International PLC	127,000	11/10/22	GBP	23.30	GBP	2,853	(88,151)
AstraZeneca PLC	JPMorgan Chase Bank N.A.	50,600	11/15/22	GBP	102.92	GBP	5,032	(134,949)
Bayer AG, Registered Shares	Goldman Sachs International	60,000	11/15/22	EUR	50.62	EUR	2,845	(67,794)
BP PLC, ADR	Morgan Stanley & Co. International PLC	385,000	11/15/22	GBP	4.54	GBP	1,667	(63,006)
Alcon, Inc.	JPMorgan Chase Bank N.A.	33,100	11/17/22	CHF	58.47	CHF	1,924	(78,451)
Samsung Electronics Co. Ltd., Registered Shares, GDR	Morgan Stanley & Co. International PLC	7,800	11/17/22	USD	961.26	USD	7,192	(176,276)
Shell PLC, ADR	Morgan Stanley & Co. International PLC	127,000	11/17/22	GBP	23.52	GBP	2,853	(91,533)

								$(1,079,029)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$16,183,722	$28,524,785	$—	$44,708,507
Auto Components	8,122,283	—	—	8,122,283
Automobiles	36,273,958	—	—	36,273,958
Banks	177,450,078	—	—	177,450,078
Beverages	17,303,861	—	—	17,303,861
Capital Markets	20,064,877	—	—	20,064,877
Chemicals	17,336,710	—	—	17,336,710
Communications Equipment	35,492,160	—	—	35,492,160
Consumer Finance	8,423,324	—	—	8,423,324
Containers & Packaging	14,222,948	—	—	14,222,948
Diversified Financial Services	19,623,468	—	—	19,623,468
Diversified Telecommunication Services	25,971,974	—	—	25,971,974
Electric Utilities	19,372,757	—	—	19,372,757
Entertainment	10,757,295	—	—	10,757,295
Food & Staples Retailing	22,950,415	—	—	22,950,415
Food Products	13,146,667	—	—	13,146,667
Health Care Equipment & Supplies	79,530,683	20,818,809	—	100,349,492
Health Care Providers & Services	143,493,991	—	—	143,493,991
Household Durables	12,069,868	13,827,097	—	25,896,965
Industrial Conglomerates	—	12,657,894	—	12,657,894
Insurance	92,886,716	9,907,904	—	102,794,620
IT Services	110,756,019	—	—	110,756,019
Machinery	4,732,211	15,182,082	—	19,914,293
Media	45,972,300	—	—	45,972,300
Multiline Retail	17,276,156	—	—	17,276,156
Multi-Utilities	37,082,477	—	—	37,082,477
Oil, Gas & Consumable Fuels	84,719,234	54,279,400	—	138,998,634
Personal Products	31,698,337	—	—	31,698,337
Pharmaceuticals	8,757,477	81,352,326	—	90,109,803
Professional Services	25,080,815	—	—	25,080,815
Road & Rail	6,238,331	—	—	6,238,331
Semiconductors & Semiconductor Equipment	8,043,123	—	—	8,043,123
Software	19,987,944	—	—	19,987,944
Specialty Retail	23,479,729	—	—	23,479,729
Technology Hardware, Storage & Peripherals	—	19,595,881	—	19,595,881
Textiles, Apparel & Luxury Goods	11,003,786	—	—	11,003,786
Tobacco	15,488,557	—	—	15,488,557
Wireless Telecommunication Services	9,208,583	—	—	9,208,583
Short-Term Securities
Money Market Funds	63,898,521	—	—	63,898,521

	$1,314,101,355	$256,146,178	$—	$1,570,247,533

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,900,653)	$(1,550,431)	$—	$(6,451,084)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LP	Limited Partnership

S C H E D U L E O F I N V E S T M E N T S	8